Change in standards, interpretations and accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Change in standards, interpretations and accounting policies

4. Change in standards, interpretations and accounting policies

a) Adoption of new accounting standards

The accounting policies used in these annual consolidated financial statements are consistent with those applied by the Company in its December 31, 2021 and 2020 audited annual consolidated financial statements except for the amendments to certain accounting standards which are relevant to the Company and were adopted by the Company since January 1, 2021 as described below.

Amendments to IFRS 3, Business Combinations or IFRS 3

The amendments to IFRS 3 clarify the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. These amendments were adopted on January 1, 2020 and are applied prospectively to acquisitions made on or after this date.

Amendment to IFRS 16, Leases or IFRS 16 for COVID-19-Related Rent Concessions - IFRS 16 has been revised to incorporate an amendment issued by the IASB in May 2020. The amendment permits lessees not to assess whether particular COVID-19-related rent concessions are lease modifications and, instead, account for those rent concessions as if they were not lease modifications. In addition, the amendment to IFRS 16 provides specific disclosure requirements regarding COVID-19-related rent concessions. The amendment was adopted as of January 1, 2021 and had no impact on the financial statements for the years ended December 31, 2022 and 2021 since the Company has not benefited from COVID-19 related rent concessions.

Amendment to IAS 1, Presentation of Financial statements or IAS 1 - IAS 1 has been revised to require the disclosure of material accounting policies rather than significant accounting policies and provides guidance to apply materiality judgments to accounting policy disclosure. The Company early adopted these amendments, and consequential amendments to other standards, for its annual audited financial statements for the year ended December 31, 2022 resulting in a reduction of its accounting policy disclosure in note 2 - Material accounting policies.

Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (IAS 37) - IAS 37 has been revised to specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The adoption of these amendments had no impact on the computation of the provision.

Amendment to IFRS 9 Financial Instruments (IFRS 9) - IFRS 9 has been revised to clarify the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The adoption of the amendment had no impact on the financial statements and will be applied to financial liabilities that are modified after the date of adoption.

Amendments to IAS 12, Income taxes (IAS 12) - The amendments to IAS 12 clarify the accounting for deferred tax assets or liabilities arising from a single transaction such as leases, namely that the scope of the recognition exemption no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The Company early adopted these amendments for its annual financial statements for the year ended December 31, 2022, which mainly affect the Company’s accounting for deferred tax assets and deferred tax liabilities pertaining to right of use assets and lease liabilities. There will be little to no effect on the amounts reported in the consolidated statements of financial position or the consolidated statements of operations, since only a small portion of the Company’s deferred tax assets are being recognized based on their current potential to be recovered with future tax profits. Note 24 - Income taxes note disclosures will be affected as the deferred tax assets and liabilities pertaining to the leases will no longer be presented on a net basis.

b) New Standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendments to IAS 8, Accounting policies, Changes in Accounting Estimates and Errors (IAS 8) - The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted. The Company concluded that these amendments will not have an impact on its financial statements at the date of adoption and for the comparative periods.

Amendments IAS 1, Presentation of Financial Statements (IAS 1) - IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted. The Company concluded that these amendments will not have an impact on its financial statements at the date of adoption and for the comparative periods.